Document and Entity Information	0 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 28, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Aug. 27, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013